Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of condensed income statement
a.	Research and development expenses – net

	Year ended December 31,
	2018	2017	2016
Payroll and related expenses	$1,317	$593	$732
Research and development services	1,237	493	832
Patent-related expenses	242	219	87
Share Based Compensation	862	123	21
Depreciation	121	83	58
Other	476	180	203
	4,255	1,691	1,933
Israel Innovation Authority participation in research and development costs and royalties payable	-	-	96
	$4,255	$1,691	$2,029

b.	General and administrative expenses

	Year ended December 31,
	2018	2017	2016
Payroll expenses and management fees	$525	$365	$373
Professional fees	208	70	211
Office maintenance and other	108	23	96
Share Based Compensation	147	(2)	90
Travel Expenses	57	24	23
	$1,045	$480	$793

c.	Financial income

	Year ended December 31,
	2018	2017	2016
Interest income	$138	$37	$30
Exchange differences, net	790	-	-
Net change in fair value warrants	132	-	-
	$1,060	$37	$30

d.	Financial expenses

	Year ended December 31,
	2018	2017	2016
Issuance expenses related to warrants	$-	$19	$-
Exchange differences, net	-	350	84
Bank commissions	3	1	2
	$3	$370	$86